Supplemental Oil and Gas Information (Unaudited)	12 Months Ended
Dec. 31, 2016
Extractive Industries [Abstract]
Supplemental Oil and Gas Information (Unaudited)

Note 19. Supplemental Oil and Gas Information (Unaudited)

Oil and Natural Gas Reserves

Users of this information should be aware that the process of estimating quantities of “proved” and “proved developed” oil and natural gas reserves is very complex, requiring significant subjective decisions in the evaluation of all available geological, engineering and economic data for each reservoir. The data for a given reservoir may also change substantially over time as a result of numerous factors including, but not limited to, additional development activity, evolving production history and continual reassessment of the viability of production under varying economic conditions. As a result, revisions to existing reserve estimates may occur from time to time. Although every reasonable effort is made to ensure reserve estimates reported represent the most accurate assessments possible, the subjective decisions and variances in available data for various reservoirs make these estimates generally less precise than other estimates included in the financial statement disclosures.

Proved reserves are those quantities of oil and natural gas that by analysis of geoscience and engineering data can be estimated with reasonable certainty to be economically producible—from a given date forward, from known reservoirs, and under existing economic conditions, operating methods and government regulations—prior to the time at which contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain, regardless of whether deterministic or probabilistic methods are used for the estimation. The project to extract the hydrocarbons must have commenced or the operator must be reasonably certain that it will commence the project within a reasonable time.

Proved reserves are, with respect to WHR II, prepared by WHR II and audited by Cawley, its independent reserve engineer. With respect to Esquisto, the proved reserves were prepared by Cawley, its independent reserve engineer, for 2015. Esquisto’s proved reserves for 2016 were internally prepared and audited by Cawley. All proved reserves are located in the United States and all prices are held constant in accordance with SEC rules.

	For the Year Ended December 31,
	2016	2015	2014
Oil ($/Bbl)
West Texas Intermediate(1)	$42.75	$46.79	$91.48
NGL ($/Bbl)
West Texas Intermediate(1)	$42.75	$46.79	$91.48
Natural Gas ($/Mmbtu)
Henry Hub(2)	$2.48	$2.59	$4.35

(1)	The unweighted average West Texas Intermediate price was adjusted by lease for quality, transportation fees, and a regional price differential.
(2)	The unweighted average Henry Hub price was adjusted by lease for energy content, compression charges, transportation fees, and regional price differentials.

The following tables set forth estimates of the net reserves as of December 31, 2016, 2015 and 2014, respectively:

	For the Year Ended December 31, 2016
	Oil (MBbls)	Gas (MMcf)	NGL (MBbls)	Equivalent (MBoe)
Proved developed and undeveloped reserves:
Beginning of the year	36,650	344,959	8,897	103,040
Extensions, discoveries and additions	18,870	32,782	2,606	26,940
Purchase of minerals in place	26,835	13,545	1,823	30,916
Production	(1,848)	(17,820)	(471)	(5,289)
Revision of previous estimates	6,940	(48,364)	(1,981)	(3,102)

End of year	87,447	325,102	10,874	152,505

Proved developed reserves:
Beginning of year	7,503	142,990	2,235	33,570
End of year	19,192	145,880	3,765	47,270
Proved undeveloped reserves:
Beginning of year	29,147	201,969	6,662	69,470
End of year	68,255	179,222	7,109	105,235

	For the Year Ended December 31, 2015
	Oil (MBbls)	Gas (MMcf)	NGL (MBbls)	Equivalent (MBoe)
Proved developed and undeveloped reserves:
Beginning of the year	222	249,787	324	42,177
Balance at inception of common control (February 17, 2015)	7,400	6,183	1,637	10,068
Extensions, discoveries and additions	27,598	143,338	5,976	57,464
Purchase of minerals in place	1,972	4,296	710	3,398
Production	(968)	(14,847)	(351)	(3,794)
Revision of previous estimates	426	(43,798)	601	(6,273)

End of year	36,650	344,959	8,897	103,040

Proved developed reserves:
Beginning of year	222	122,780	324	21,009
End of year	7,503	142,990	2,235	33,570
Proved undeveloped reserves:
Beginning of year	—	127,007	—	21,168
End of year	29,147	201,969	6,662	69,470

	For the Year Ended December 31, 2014
	Oil (MBbls)	Gas (MMcf)	NGL (MBbls)	Equivalent (MBoe)
Proved developed and undeveloped reserves:
Beginning of the year	175	210,293	—	35,224
Extensions and discoveries	63	4,318	573	1,356
Purchase of minerals in place	17	13,684	—	2,298
Production	(31)	(9,388)	(41)	(1,637)
Revision of previous estimates	(2)	30,880	(208)	4,936

End of year	222	249,787	324	42,177

Proved developed reserves:
Beginning of year	175	97,734	—	16,464
End of year	222	122,780	324	21,009
Proved undeveloped reserves:
Beginning of year	—	112,559	—	18,760
End of year	—	127,007	—	21,168

Noteworthy amounts included in the categories of proved reserve changes in the above tables include:

•	During 2016, extensions, discoveries and additions increased proved reserves by 4,131 MBoe and 22,809 MBoe related to drilling in the RCT field in Louisiana and Eagle Ford, respectively.

•	During 2016, purchase of minerals in place of 30,916 MBoe was primarily attributable to the Burleson North Acquisition.

•	During 2016, we had downward revisions of proved reserves of 3,102 MBoe, of which 711 MBoe related to commodity price changes and 2,391 MBoe was performance related.

•	During 2015, extensions, discoveries and additions increased proved reserves by 20,881 MBoe related to drilling in the RCT field in Louisiana by our predecessor. For the period from February 17, 2015 to December 31, 2015, extensions and discoveries increased proved reserves by 36,583 MBoe related to drilling in the Eagle Ford horizons in Burleson County, Texas by the previous owner.

•	For the period from February 17, 2015 to December 31, 2015, purchase of minerals in place by the previous owner of 3,398 MBoe was primarily attributable to the producing wells acquired from a subsidiary of Comstock Resources, Inc. in July 2015.

•	During 2015, our predecessor had downward revisions of proved reserves of 7,450 MBoe, of which 3,410 MBoe related to commodity price changes and 4,040 MBoe related to downward revisions resulting from technical changes. For the period from February 17, 2015 to December 31, 2015, revisions of previous estimates attributable to the previous owner were primarily due to operational efficiencies gained through increased experience in the Eagle Ford area (increase of approximately 1,315 MBoe) partially offset by decreased commodity prices which decreased the useful lives of the wells, decreasing ultimate reserves recovered (decrease of approximately 139 MBoe).

•	During 2014, extensions, discoveries and additions increased proved reserves by 1,356 MBoe related to drilling two horizontal wells in East Texas by our predecessor.

•	During 2014, our predecessor acquired 2,298 MBoe of proved reserves, of which 1,888 MBoe was for non-core properties acquired in East Texas and 410 MBoe was a result of leaseholds acquired in the RCT field in Louisiana.

•	During 2014, our predecessor had upward performance revisions to total proved reserves of 4,937 MBoe, of which 3,043 MBoe related to gas processing, 1,405 MBoe related to lease operating expense reductions and 517 MBoe related to changes in commodity prices, partially offset by a reduction of 28 MBoe due to changes in ownership interest.

See Note 3 for additional information on acquisitions and divestitures.

A variety of methodologies are used to determine our proved reserve estimates. The principal methodologies employed are reservoir simulation, decline curve analysis, volumetric, material balance, advance production type curve matching, petro-physics/log analysis and analogy. Some combination of these methods is used to determine reserve estimates in substantially all of our fields.

Standardized Measure of Discounted Future Net Cash Flows from Proved Reserves

As required by the FASB and SEC, the standardized measure of discounted future net cash flows presented below is computed by applying first-day-of-the-month average prices, year-end costs and legislated tax rates and a discount factor of 10 percent to proved reserves. We do not believe the standardized measure provides a reliable estimate of the Company’s expected future cash flows to be obtained from the development and production of its oil and gas properties or of the value of its proved oil and gas reserves. The standardized measure is prepared on the basis of certain prescribed assumptions including first-day-of-the-month average prices, which represent discrete points in time and therefore may cause significant variability in cash flows from year to year as prices change.

The standardized measure of discounted future net cash flows is as follows:

	For the Year Ended December 31,
	2016	2015	2014
Future cash inflows	$4,434,117	$2,851,021	$1,167,732
Future production costs	(1,220,067)	(866,253)	(420,781)
Future development costs	(1,146,632)	(741,798)	(147,809)
Future income tax expense	(442,285)	(216)	(563)

Future net cash flows for estimated timing of cash flows	1,625,133	1,242,754	598,579
10% annual discount for estimated timing of cash flows	(1,082,092)	(790,824)	(368,680)

Standardized measure of discounted future net cash flows	$543,041	$451,930	$229,899

Changes in Standardized Measure of Discounted Future Net Cash Flows Relating to Proved Reserves

The following is a summary of the changes in the standardized measure of discounted future net cash flows for the proved oil and natural gas reserves during each of the years in the three year period ended December 31, 2016:

	For the Year Ended December 31,
	2016	2015	2014
Beginning of year	$451,930	$229,899	$165,181
Balance at inception of common control (February 17, 2015)	—	215,544	—
Sale of oil and natural gas produced, net of production costs	(104,596)	(60,640)	(29,498)
Purchase of minerals in place	188,317	69,258	14,587
Extensions and discoveries	168,796	261,728	20,195
Changes in income taxes, net	(206,817)	171	(266)
Changes in prices and costs	(57,034)	(193,130)	19,683
Previously estimated development costs incurred	15,067	—	190
Net changes in future development costs	11,985	1,646	(3,194)
Revisions of previous quantities	3,943	9,827	26,945
Accretion of discount	103,000	41,859	16,522
Change in production rates and other	(31,550)	(124,232)	(446)

End of year	$543,041	$451,930	$229,899

Capitalized Costs Relating to Oil and Natural Gas Producing Activities

The total amount of capitalized costs relating to oil and natural gas producing activities and the total amount of related accumulated depreciation, depletion and amortization is as follows at the dates indicated.

	For the Year Ended December 31,
	2016	2015	2014
Evaluated oil and natural gas properties	$1,144,857	$732,479	$247,482
Unevaluated oil and natural gas properties	428,991	251,493	80,058
Accumulated depletion, depreciation and amortization	(196,567)	(117,030)	(43,539)

Total	$1,377,281	$866,942	$284,001

Costs Incurred in Oil and Natural Gas Property Acquisition, Exploration and Development Activities

Costs incurred in property acquisition, exploration and development activities were as follows for the periods indicated:

	For the Year Ended December 31,
	2016	2015	2014
Property acquisition costs, proved	$230,910	$92,010	$21,337
Property acquisition costs, unproved	235,652	176,832	69,729
Exploration and extension well costs	72,875	132,138	12,731
Development	63,006	107,651	28,253

Total	$602,443	$508,631	$132,050